Transactions with Related Parties, Castor Ships (Details)	3 Months Ended	4 Months Ended	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2020 USD ($) $ / d	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Sep. 30, 2018 USD ($)
Management Agreements [Abstract]
Administration fees	$ 0		$ 400,000	$ 0	$ 0
Management fees	29,440		930,500	212,300	111,480
Castor Ships [Member] | General and Administrative Expenses [Member]
Management Agreements [Abstract]
Administration fees	$ 0		400,000	$ 0	$ 0
Castor Ships [Member] | Voyage Expenses [Member]
Management Agreements [Abstract]
Charter hire commissions			$ 29,769
Castor Ships [Member] | Management Agreements [Member]
Management Agreements [Abstract]
Quarterly management fee		$ 300,000
Commission rate on charter agreements		1.25%
Commission rate on each vessel sale and purchase transaction		1.00%
Term of agreement			5 years
Renewal term of agreement			5 years
Termination fee multiplier		4
Sale and purchase commission			$ 138,600
Castor Ships [Member] | Management Agreements [Member] | Management Fees to Related Party [Member]
Management Agreements [Abstract]
Administration fees			400,000
Castor Ships [Member] | Commercial Shipmanagement Agreements [Member]
Management Agreements [Abstract]
Daily fee for services | $ / d		250
Castor Ships [Member] | Commercial Shipmanagement Agreements [Member] | Management Fees to Related Party [Member]
Management Agreements [Abstract]
Management fees			$ 162,500